Other Income - Summary of Other income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of other income [Abstract]
Rental income	$ 35,848	$ 17,326	$ 10,260
Grant income	21,327	12,480	7,668
Dividend income	9,816	4,690	3,229
Other non-operating income (expenses), net	$ 66,991	$ 34,496	$ 21,157